Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Loans and borrowings
Borrowings	$ 109,728,676	$ 115,134,839
Local currency
Loans and borrowings
Borrowings	9,116,266
Foreign currency
Loans and borrowings
Borrowings	100,612,410
Up to 1 year
Loans and borrowings
Borrowings	17,616,493
Up to 1 year | Local currency
Loans and borrowings
Borrowings	1,753,539
Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	15,862,954
From 1 to 5 years
Loans and borrowings
Borrowings	39,325,117
From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	3,060,044
From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	36,265,073
From 5 to 10 years
Loans and borrowings
Borrowings	31,926,813
From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,650,619
From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	30,276,194
More than 10 years
Loans and borrowings
Borrowings	20,860,253
More than 10 years | Local currency
Loans and borrowings
Borrowings	2,652,064
More than 10 years | Foreign currency
Loans and borrowings
Borrowings	18,208,189
Bonds | Local currency
Loans and borrowings
Borrowings	4,833,891
Bonds | Foreign currency
Loans and borrowings
Borrowings	77,342,221
Bonds | Up to 1 year | Local currency
Loans and borrowings
Borrowings	781,760
Bonds | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	5,767,419
Bonds | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,324,238
Bonds | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	25,214,129
Bonds | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,148,399
Bonds | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	28,822,440
Bonds | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,579,494
Bonds | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	17,538,233
Syndicate and commercial loans | Local currency
Loans and borrowings
Borrowings	3,377,210
Syndicate and commercial loans | Foreign currency
Loans and borrowings
Borrowings	22,312,308
Syndicate and commercial loans | Up to 1 year | Local currency
Loans and borrowings
Borrowings	777,934
Syndicate and commercial loans | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	9,289,437
Syndicate and commercial loans | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,191,542
Syndicate and commercial loans | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	10,921,672
Syndicate and commercial loans | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	336,703
Syndicate and commercial loans | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	1,431,243
Syndicate and commercial loans | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,071,031
Syndicate and commercial loans | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	669,956
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings	242,861
Loans from related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	91,078
Loans from related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	129,272
Loans from related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	22,511
Loans from related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	0
Lease liabilities | Local currency
Loans and borrowings
Borrowings	905,165
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings	715,020
Lease liabilities | Up to 1 year | Local currency
Loans and borrowings
Borrowings	193,845
Lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	715,020
Lease liabilities | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	544,264
Lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	0
Lease liabilities | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	165,517
Lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	0
Lease liabilities | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,539
Lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	$ 0